Long-term Investments - Equity Security with/without Readily Determinable Fair Values (Details) ¥ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)
Equity Security with Readily Determinable Fair Values
Cost Basis			¥ 100,303	¥ 100,303
Unrealized Loss			(38,205)	(16,230)
Foreign Currency Translation			2,818	6,651
Fair Value			64,916	90,724
Total cash consideration for purchase of Series C preferred shares		$ 9,962	65,000	98,000		¥ 213,303
Equity Securities without Readily Determinable Fair Values
Investment in affiliate			65,000	¥ 98,000		213,303
Equity interests in affiliate (as a percent)				12.24%			19.82%	19.82%
Impairment			0	¥ 5,000		0
Disposal by sale | SEV related business
Equity Securities without Readily Determinable Fair Values
Total consideration			60,000				$ 60,000	¥ 60,000
Equity Securities Without Readily Determinable Fair Values
Equity Securities without Readily Determinable Fair Values
Investment in affiliate	¥ 60,000		¥ 65,000			¥ 115,303
Impairment				¥ 5,000
Cango Inc.
Equity Security with Readily Determinable Fair Values
Number of Series C preferred shares purchased | shares					2,633,644	2,633,644
Total cash consideration for purchase of Series C preferred shares					$ 15,634	¥ 100,303